Revenue (Notes)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
On January 1, 2018, the Company adopted ASU 2014-09 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASU 2014-09, while prior period amounts are not adjusted and continue to be reported in accordance with historic accounting.
The Company applies the provisions of Accounting Standards Codification ("ASC") 606-10, Revenue from Contracts with Customers, and all related appropriate guidance. The Company recognizes revenue under the core principle to depict the transfer of control to the Company's customers in an amount reflecting the consideration the Company expects to be entitled. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.
The Company considers customer purchase orders to be contracts with a customer. For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations. As the Company's standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company's performance obligation is satisfied), which typically occurs at shipment.
During the first quarter of 2019, the Company refined the end market classification of certain customers in each segment and as a result, the end market classification in the following table has been reclassified to conform with the current period presentation. The following table provides information about disaggregated revenue by primary geographical and end markets, and includes a reconciliation of the disaggregated revenue with reportable segments:

	Year Ended December 31, 2018
	Advanced Plastic Processing Technologies	Melt Delivery and Control Systems	Fluid Technologies	Total
	(in millions)
Primary geographical markets:
North America	$376.8	$142.8	$51.8	$571.4
Europe	46.8	124.1	50.3	221.2
China	15.7	121.2	14.0	150.9
India	113.7	15.1	1.3	130.1
Other	30.7	48.5	11.9	91.1
Total	$583.7	$451.7	$129.3	$1,164.7

End markets:
Automotive	$87.9	$104.8	$29.4	$222.1
Packaging	81.1	48.8	0.2	130.1
Consumer goods	77.6	79.4	5.9	162.9
Electronics	44.6	42.5	6.4	93.5
Medical	19.5	32.5	0.8	52.8
Construction	91.3	1.6	—	92.9
Custom molders and other	179.8	—	—	179.8
Mold makers and other	—	132.1	—	132.1
Job shop and other	—	—	36.0	36.0
Distributors	1.9	10.0	50.6	62.5
Total	$583.7	$451.7	$129.3	$1,164.7

We receive payments from customers based upon contractual billing schedules. Accounts receivable are recorded when the right to receive consideration becomes unconditional. Contract liabilities include payments received in advance of performance under the contract and are realized with the associated revenue recognized under the contract.
Significant changes in the contract liabilities balances during the year ended December 31, 2018 are as follows:

Year Ended December 31, 2018
(in millions)
Balance at beginning of period	$52.4
Additional advanced billings and deposits received	330.1
Revenue recognized	(339.0)
Foreign currency translation adjustments and other	(4.6)
Balance at end of period	$38.9

Sales, value-add, and other taxes collected concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense. The expected costs associated with our base warranties and field service actions are recognized as expense when the products are sold. We recognize revenue for service contracts that extend mechanical and maintenance beyond our base warranties over the life of the contract.
The Company generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general and administrative expenses in the Consolidated Statements of Operations. As permitted by Topic 606, the Company does not disclose the value of unsatisfied performance obligations for (1) contracts with an original expected length of one year or less, and (2) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.